REVOLVING NOTE AGREEMENT (Details Narrative) $ in Thousands	Oct. 06, 2021 USD ($)
Revolving Note Agreement
Line of Credit Facility, Maximum Borrowing Capacity	$ 8,000
Percentage of eligible account receivable	80.00%
percentage of eligible inventory	50.00%
Proceeds from Lines of Credit	$ 5,000